Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2021	923	300	271	1,494
Additions:
Capital expenditures	11	7	6	24
Leases	39	11	2	52
Removed from service	(100)	(41)	(10)	(151)
Translation and other, net	(35)	(10)	(4)	(49)
December 31, 2022	838	267	265	1,370
Additions:
Capital expenditures	19	23	17	59
Leases	65	14	1	80
Acquisitions	1	1	-	2
Removed from service	(70)	(73)	(13)	(156)
Disposals of businesses and property	(64)	(9)	(15)	(88)
Translation and other, net	12	5	12	29
December 31, 2023	801	228	267	1,296
Accumulated depreciation:
December 31, 2021	(567)	(216)	(209)	(992)
Depreciation	(73)	(50)	(17)	(140)
Removed from service	100	41	10	151
Translation and other, net	14	6	5	25
December 31, 2022	(526)	(219)	(211)	(956)
Depreciation	(67)	(33)	(16)	(116)
Removed from service	70	73	13	156
Disposals of businesses and property	56	9	13	78
Translation and other, net	(8)	(3)	-	(11)
December 31, 2023	(475)	(173)	(201)	(849)
Carrying amount:
December 31, 2022	312	48	54	414
December 31, 2023	326	55	66	447